Inventories	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories consisted of the following as of March 31, 2019 and 2018:

	As of March 31,
	2019	2018
Raw materials	$1,696,353	$1,942,366
Work in process	40,143	73,642
Finished goods	234,239	253,174
Total	$1,970,735	$2,269,182

No lower of cost or net realizable value adjustment was recorded as of March 31, 2019 and 2018, respectively.